Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 56,775
Additions	67
Impairment of assets	0
Depreciation for the period	(5,142)
Translation differences	511
Ending balance	52,211 [1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,365
Ending balance	94,943
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(37,214)
Ending balance	(42,356)
Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(376)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,865
Additions	0
Impairment of assets	0
Depreciation for the period	(1,095)
Translation differences	1
Ending balance	13,771
Buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,530
Ending balance	23,531
Buildings and leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,664)
Ending balance	(9,759)
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,549
Additions	33
Impairment of assets	0
Depreciation for the period	(263)
Translation differences	6
Ending balance	2,325
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,525
Ending balance	6,564
Fixtures and fittings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,601)
Ending balance	(3,864)
Fixtures and fittings | Impairment of assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376)
Ending balance	(376)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,361
Additions	34
Impairment of assets	0
Depreciation for the period	(3,784)
Translation differences	504
Ending balance	36,115
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	64,310
Ending balance	64,848
Plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24,949)
Ending balance	€ (28,733)

[1]	Unaudited